Property and Equipment (Details) $ in Millions	12 Months Ended
	Nov. 30, 2017 USD ($)	Nov. 30, 2016 USD ($)	Nov. 30, 2015 USD ($)	Sep. 30, 2017 passenger	Jul. 31, 2017 passenger	Apr. 30, 2017 passenger
Property, Plant and Equipment [Abstract]
Ships and ship improvements	$ 46,744	$ 44,122
Ships under construction	790	725
Other property and equipment	3,331	2,677
Total property and equipment	50,865	47,524
Less accumulated depreciation	(16,435)	(15,095)
Property and Equipment, Net	34,430	32,429
Capitalized interest	$ 28	$ 26	$ 22
Passenger capacity | passenger				700	1,300	1,550